Cover	May 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2026
Entity File Number	811-21582
Entity Registrant Name	XAI Madison Equity Premium Income Fund
Entity Central Index Key	0001289868
Entity Tax Identification Number	20-1379652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2430
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	374-6930
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	MCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false